Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Jan. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

	January 31, 2022
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$470,066	$—	$—
Restricted cash: money market funds	5,875	—	—
Total assets	$475,941	$—	$—
Liabilities
Public Warrants	10,764	—	—
Private Placement Warrants	—	—	12,460
Total liabilities	$10,764	$—	$12,460

	January 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$50,449	$—	$—
Restricted cash: money market funds	5,165	—	—
Total assets	$55,614	$—	$—
Liabilities
Convertible notes	—	—	101,212
Preferred stock warrant liability	—	—	11,359
Total liabilities	$—	$—	$112,571

Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following is a rollforward of balances for the Private Placement Warrants for the fiscal year ended January 31, 2022:

(in thousands)	Private Placement Warrants
Assumed in Business Combination	$29,370
Change in fair value	(16,910)
Fair value as of January 31, 2022	$12,460
The following is a rollforward of balances for the convertible notes for the fiscal years ended January 31, 2022, 2021 and 2020:

(in thousands)	Convertible Notes
Fair value as of February 1, 2019	$—
Issuance	10,963
Change in fair value	(159)
Fair value as of January 31, 2020	10,804
Issuance	68,529
Extinguishment	(3,260)
Change in fair value	25,139
Fair value as of January 31, 2021	101,212
Change in fair value	13,142
Conversion to Class A Common Stock	(114,354)
Fair value as of January 31, 2022	$—
The following is a rollforward of balances for the preferred stock warrant liability for the fiscal years ended January 31, 2022, 2021 and 2020:

(in thousands)	Preferred Stock Warrant Liability
Fair value as of February 1, 2019	$3,897
Issuance	—
Change in fair value	(48)
Fair value as of January 31, 2020	3,849
Issuance	2,596
Change in fair value	4,914
Fair value as of January 31, 2021	11,359
Change in fair value	12,118
Reclassification to stockholders’ equity upon conversion to Class A common stock warrants	(23,477)
Fair value as of January 31, 2022	$—

Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information associated with the fair value measurement of the convertible notes as of January 31, 2021:

	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Convertible Notes	$101,212	Probability-weighted	Estimated time to liquidation	0.2 - 0.5 years
			Volatility	35.0%
			Discount Yield	16.0%
			Risk-free interest rate	0.1%
The following table provides quantitative information associated with the fair value measurement of the preferred stock warrant liability as of January 31, 2021:

	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Preferred Stock Warrant Liability	$11,359	Option Pricing Method	Term	0.5 - 1.75 years
			Volatility	60%
			Discount for lack of marketability	10% - 17%